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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:


/s/ Murray A. Indick              Boston, MA    November 12, 2008
-----------------------------   -------------   -----------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:   $142,878
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number           Name
---   --------------------   -------------------
      28-
---       ----------------   -------------------

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                           FORM 13F INFORMATION TABLE

                            Title of            Value    Shares/  SHR or PRN          Investment   Other         Voting   Authority
       Name of Issuer         Class    Cusip   (X1000)   PRN AMT  AMT SH/PRN PUT/CALL Discretion Managers Sole   Shared     None
--------------------------- -------- --------- ------- ---------- ---------- -------- ---------- -------- ---- ---------- ---------
AMERITRANS CAP CORP              COM 03073H108   2,778    854,700     SH                  SHARED                  854,700
ARK RESTAURANTS CORP             COM 040712101   5,967    372,030     SH                  SHARED                  372,030
EDIETS.COM                       COM 280597105  42,177 12,404,880     SH                  SHARED               12,404,880
FINLAY ENTERPRISES INC       COM NEW 317884203     345  1,572,190     SH                  SHARED                1,572,190
HEALTHTRONICS INC                COM 42222L107  15,502  5,308,997     SH                  SHARED                5,308,997
PRINCETON REVIEW INC             COM 742352107   8,066  1,008,273     SH                  SHARED                1,008,273
QC HOLDINGS INC                  COM 74729T101  11,407  1,695,049     SH                  SHARED                1,695,049
TRUMP ENTERTAINMENT RESORTS      COM 89816T103   2,253  1,846,669     SH                  SHARED                1,846,669
VALASSIS COMMUNICATIONS INC      COM 918866104  14,247  1,645,200     SH                  SHARED                1,645,200
WASTE SERVICES INC DEL       COM NEW 941075103  40,136  5,416,475     SH                  SHARED                5,416,475